UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23080

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact name of registrant as specified in charter)
                                    ________

                 6255 Chapman Field Drive Miami, Florida 33156
              (Address of principal executive offices) (Zip code)

                            Kenneth H. Thomas. Ph.D.
                    Community Development Fund Advisors, LLC
                            6255 Chapman Field Drive
                              Miami, Florida 33156
                    (Name and address of agent for service)

                                    Copy To:
                            John J. O'Brien, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-445-4405

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2016

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.


                                           THE
                                        COMMUNITY
                   [LOGO OMITTED]   DEVELOPMENT FUND
                 HELPING DEVELOP AMERICA'S COMMUNITIES



                         THE COMMUNITY DEVELOPMENT FUND

ANNUAL REPORT
December 31, 2016

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholder Letter ..........................................................  1
Schedule of Investments .....................................................  4
Statement of Assets and Liabilities .........................................  6
Statement of Operations .....................................................  7
Statement of Changes in Net Assets ..........................................  8
Financial Highlights ........................................................  9
Notes to Financial Statements ............................................... 10
Report of Independent Registered Public Accounting Firm ..................... 19
Trustees and Officers of The Community Development Fund ..................... 20
Disclosure of Fund Expenses ................................................. 22
Notice to Shareholders ...................................................... 24



The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-844-445-4405; and (ii) on the Commission's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

SHAREHOLDER LETTER
--------------------------------------------------------------------------------

Dear Shareholders:

On behalf of the Board of Trustees of The Community Development Fund ("Fund"), I am pleased to present the Fund's Annual Report to Shareholders for the year ended December 31, 2016.

This will be remembered as our inaugural year with the launching of the Fund on April 29, 2016. Although the Fund had only completed eight months of operations through year-end, it was successful in identifying and purchasing securities that financed community development activities, most particularly affordable housing, throughout the nation.

The Fund's first full quarter of operations for the period ending September 30, 2016 reported a quarterly total return of 0.48% compared to 0.46% for the Bloomberg Barclays U.S. Aggregate Bond Index ("Index") over the same period.

The following quarter, ending December 31, 2016, was one of the most volatile in recent times for financial markets, due in large part to the election of President Donald Trump on November 8, which was a surprise to most political forecasters and polling organizations. The Federal Reserve's Open Market Committee increased its Federal Funds target rate by 0.25% the following month.

Although the stock market did well in the fourth quarter, the opposite was true for the bond market, with the Index falling by 2.98%, its worst quarterly performance since the third quarter of 1981. The Fund fell by even more, 3.53%, during that quarter. The Fund's performance for the entire eight months of operations through December 31, 2016, was a decline of 1.89%, compared to a decline of 0.75% for the Index.

The main reason for this difference is the fact that the Fund holds almost all (89%) of its assets in AAA-rated investments and cash (11%), compared to the Index with nearly 30% of its assets in AA-rated to BBB-rated investments (and no cash)*. These higher risk investments for the Index compared favorably to the Fund's investments for the overall period ending December 31, 2016. Also, all the Fund's non-cash investments are in Mortgage Backed Securities ("MBS"), compared to only 30% for the Index. Because MBS have a negative "convexity," a measure of interest-rate sensitivity, compared to the positive convexity of the Index, the Fund's returns were more adversely impacted by the rapid increase in interest rates in the fourth quarter.

* ALL RATINGS ARE PROVIDED BY STANDARD AND POOR'S, MOODY'S AND FITCH GROUP.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

SHAREHOLDER LETTER
--------------------------------------------------------------------------------

Both the Fund's adviser, Community Development Fund Advisors, LLC, and its sub-adviser, Logan Circle Partners L.P., continue to work together seeking to improve the Fund's performance in an environment of likely increasing interest rates.

We thank you, our shareholders, for your investment in the Fund, and we genuinely appreciate your continued confidence and support.

Sincerely,

Kenneth H. Thomas, Ph.D.
Chairman, Board of Trustees of the Fund
President, Community Development Fund Advisors, LLC











DEFINITION OF COMPARATIVE INDEX

BLOOMBERG BARCLAYS US AGGREGATE BOND INDEX is an index generally representing fixed-rate, investment-grade government bonds, corporate debt securities, mortgage-backed securities, and asset-backed securities with minimum maturity dates of at least one year.

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-844-445-4405.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

GROWTH OF A $1,000,000 INVESTMENT (UNAUDITED)


--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN FOR
                      THE PERIOD ENDED DECEMBER 31, 2016+
--------------------------------------------------------------------------------
                         Cumulative Inception to Date*
--------------------------------------------------------------------------------
                                  -1.89%
--------------------------------------------------------------------------------


                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

--------------------------------------------------------------------------------
                                                    4/29/16          12/31/16
--------------------------------------------------------------------------------
The Community Development Fund                     $100,000          $992,459
--------------------------------------------------------------------------------
Bloomberg Barclays US Aggregate Bond Index         $100,000          $981,052
--------------------------------------------------------------------------------

+ IF THE ADVISER HAD NOT WAIVED A PORTION OF ITS FEE, THE FUND'S RETURN WOULD HAVE BEEN LOWER.

*    THE FUND COMMENCED OPERATIONS ON APRIL 29, 2016.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-844-445-4405.

THE GROSS OPERATING EXPENSE RATIO IS 1.93% AND THE NET OPERATING EXPENSE RATIO IS 1.00%. CONTRACTUAL FEE WAIVERS TO THE NET EXPENSES ARE IN EFFECT UNTIL
APRIL 30, 2017. ANY ADDITIONAL WAIVERS ARE VOLUNTARY AND CAN BE DISCONTINUED AT ANY TIME. IN THE ABSENCE OF CURRENT FEE WAIVERS TOTAL RETURN WOULD BE REDUCED.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+ (UNAUDITED):

45.9% FNMA Single Family
25.4% Money Market Fund
18.5% GNMA Single Family
5.7% FGLMC Single Family
4.5% FNMA Other

+ Percentages based on total investments.

                                                    FACE           MARKET
DESCRIPTION                                        AMOUNT           VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 89.2%
FGLMC SINGLE FAMILY -- 6.9%
 Pool Q41874, 3.00%, 07/01/2046 ..............  $ 2,063,883      $  2,051,524
                                                                 ------------
FNMA OTHER -- 5.2%
 Pool AM5986, 3.44%, 06/01/2026 ..............    1,100,000         1,133,306
 Pool 469683, 3.54%, 11/01/2021 ..............      413,217           435,186
                                                                 ------------
                                                                    1,568,492
                                                                 ------------
FNMA SINGLE FAMILY -- 55.0%
 Pool AS7484, 3.00%, 06/01/2046 ..............    1,035,826         1,030,393
 Pool BC0962, 3.00%, 06/01/2046 ..............    2,028,380         2,017,252
 Pool AS7476, 3.00%, 07/01/2046 ..............    1,067,834         1,061,976
 Pool AS7647, 3.00%, 07/01/2046 ..............    1,034,032         1,028,359
 Pool AS7653, 3.00%, 07/01/2046 ..............    1,606,518         1,597,705
 Pool AS8262, 3.00%, 10/01/2046 ..............    1,034,374         1,028,700
 Pool BC4723, 3.00%, 10/01/2046 ..............    1,939,923         1,929,280
 Pool AS8465, 3.00%, 12/01/2046 ..............    1,013,576         1,008,016
 Pool TBA, 3.50%, 01/01/2041 .................    1,715,000         1,757,741
 Pool TBA, 4.00%, 11/15/2034 .................    3,760,000         3,952,920
                                                                 ------------
                                                                   16,412,342
                                                                 ------------
GNMA SINGLE FAMILY -- 22.1%
 Pool G2 AT5238, 3.00%, 06/20/2046 ...........    1,049,997         1,064,434
 Pool G2 AU1724, 3.00%, 06/20/2046 ...........    1,078,386         1,093,354
 Pool G2 AU1835, 3.00%, 08/20/2046 ...........      993,595         1,007,256
 Pool G2 AS5883, 3.50%, 06/20/2046 ...........    1,606,458         1,671,867
 Pool G2 AU1762, 3.50%, 07/20/2046 ...........    1,708,933         1,779,085
                                                                 ------------
                                                                    6,615,996
                                                                 ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $27,393,713) ...........................                     26,648,354
                                                                 ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------

                                                    FACE            MARKET
 DESCRIPTION                                       AMOUNT           VALUE
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 30.5%
 MONEY MARKET FUND -- 30.5%
  Fidelity Institutional Government Portfolio,
  Class I, 0.40% (A)(B) ......................  $ 9,092,988      $  9,092,988
                                                                 ------------
 TOTAL SHORT-TERM INVESTMENT
 (COST $9,092,988) ...........................                      9,092,988
                                                                 ------------
 TOTAL INVESTMENTS
 (COST $36,486,701) -- 119.7% ................                     35,741,342
                                                                 ------------
 OTHER ASSETS AND LIABILITIES -- (19.7)% .....                     (5,881,341)
                                                                 ------------
 NET ASSETS -- 100.0% ........................                   $ 29,860,001
                                                                 ============

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2016.

(B) SECURITY, OR A PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON TO BE ANNOUNCED SECURITIES.

FGLMC -- FEDERAL GOVERNMENT LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
TBA -- TO BE ANNOUNCED

The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at December 31, 2016.

                                     LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
                                    ----------    -----------    -------    -----------
Investments in Securities
  U.S. Government & Agency
   Obligations                      $       --    $26,648,354    $    --    $26,648,354
  Short-Term Investment              9,092,988             --         --      9,092,988
                                    ----------    -----------    -------    -----------
Total Investments in Securities     $9,092,988    $26,648,354    $    --    $35,741,342
                                    ==========    ===========    =======    ===========

Amounts designated as "--" are $0.

For the period ended December 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments (Cost $36,486,701) ..................................  $ 35,741,342
Cash and cash equivalents .......................................        17,054
Receivable for investment securities sold .......................    12,941,155
Interest and dividends receivable ...............................        55,793
Receivable from Investment Adviser (Note 5) .....................        21,972
                                                                   ------------
   TOTAL ASSETS .................................................    48,777,316
                                                                   ------------
LIABILITIES:
Payable for investment securities purchased .....................    18,647,299
Distributions Payable ...........................................       183,063
Chief Compliance Officer fees payable (Note 3) ..................        15,000
Payable due to Administrator (Note 4) ...........................        11,250
CRA servicing fees payable (Note 4) .............................         4,898
Payable due to Trustees .........................................         2,000
Other accrued expenses ..........................................        53,805
                                                                   ------------
   TOTAL LIABILITIES ............................................    18,917,315
                                                                   ------------
NET ASSETS ......................................................  $ 29,860,001
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital .................................................  $ 30,805,316
Accumulated net realized loss on investments ....................      (199,956)
Net unrealized depreciation on investments ......................      (745,359)
                                                                   ------------
NET ASSETS ......................................................  $ 29,860,001
                                                                   ============
NET ASSET VALUE, Offering and Redemption Price Per Share --
 Class A shares (unlimited authorization - no par value)
 ($29,860,001 / 3,086,677 shares) ...............................  $       9.67
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                              FOR THE PERIOD ENDED
                                                            DECEMBER 31, 2016
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

 INVESTMENT INCOME
 Dividends ........................................................  $   19,397
 Interest .........................................................     242,406
                                                                     ----------
    Total investment income .......................................     261,803
                                                                     ----------
 EXPENSES
 Accounting and administration fees (Note 4) ......................      90,000
 Investment advisory fees (Note 5) ................................      53,426
 Chief Compliance Officer fees (Note 3) ...........................      45,333
 CRA servicing fees (Note 4) ......................................      35,617
 Trustees' fees and expenses ......................................       4,000
 Transfer Agent fees ..............................................      27,402
 Legal fees .......................................................      24,000
 Printing fees ....................................................      15,514
 Audit fees .......................................................      14,000
 Custodian fees ...................................................       8,996
 Registration fees ................................................       3,319
 Other ............................................................      24,081
                                                                     ----------
    TOTAL EXPENSES ................................................     345,688
                                                                     ----------
 LESS:
 Investment advisory fees waived (Note 5) .........................     (53,426)
 Reimbursement from Investment Adviser (Note 5) ...................    (114,171)
                                                                     ----------
    NET EXPENSES ..................................................     178,091
                                                                     ----------
 NET INVESTMENT INCOME ............................................      83,712
                                                                     ----------
 NET REALIZED GAIN ON:
  Investments .....................................................     141,014
 NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
  Investments .....................................................    (745,359)
                                                                     ----------
 NET REALIZED AND UNREALIZED LOSS .................................    (604,345)
                                                                     ----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............. $  (520,633)
                                                                    ===========

*    THE FUND COMMENCED OPERATIONS ON APRIL 29, 2016.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE
                                                                   PERIOD ENDED
                                                                   DECEMBER 31,
                                                                       2016*
                                                                   ------------
 OPERATIONS:
    Net investment income .......................................  $    83,712
    Net realized gain on investments ............................      141,014
    Net change in unrealized appreciation/(depreciation)
     on investments .............................................     (745,359)
                                                                   -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     (520,633)
                                                                   -----------
 DIVIDENDS AND DISTRIBUTIONS FROM:
    Net investment income .......................................     (103,138)
    Net realized gains ..........................................     (321,623)
                                                                   -----------
    TOTAL DIVIDENDS AND DISTRIBUTIONS ...........................     (424,761)
                                                                   -----------
 CAPITAL SHARE TRANSACTIONS:
    Issued ......................................................   30,500,000
    Reinvestment of dividends ...................................      205,395
                                                                   -----------
    INCREASE FROM CAPITAL SHARE TRANSACTIONS ....................   30,705,395
                                                                   -----------
    TOTAL INCREASE IN NET ASSETS ................................   29,760,001
                                                                   -----------
 NET ASSETS:
    Beginning of period .........................................      100,000
                                                                   -----------
    End of period ...............................................  $29,860,001
                                                                   ===========
    Undistributed net investment income .........................  $        --
                                                                   ===========
 SHARES TRANSACTIONS:
    Issued ......................................................    3,055,573
    Reinvestment of dividends ...................................       21,104
                                                                   -----------
    Net increase in shares outstanding ..........................    3,076,677
                                                                   ===========

*    THE FUND COMMENCED OPERATIONS ON APRIL 29, 2016.

AMOUNTS DESIGNATED AS "--" ARE $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     FOR THE
                                                                  PERIOD ENDED
                                                                   DECEMBER 31,
                                                                      2016*
                                                                  -------------
Net asset value, beginning of period .............................  $ 10.00
                                                                    -------
INCOME/(LOSS) FROM OPERATIONS:(1)
  Net investment income ..........................................     0.03
  Net realized and unrealized loss on investments ................    (0.22)
                                                                    -------
  Total loss from operations .....................................    (0.19)
                                                                    -------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income ..........................................    (0.04)
  Net realized gains .............................................    (0.10)
  Return of capital ..............................................    (0.00)^
                                                                    -------
Total dividends and distributions ................................    (0.14)
                                                                    -------
Net asset value, end of period ...................................  $  9.67
                                                                    =======
TOTAL RETURN+ ....................................................    (1.89)%
                                                                    =======
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period ($ Thousands) ........................  $29,860
  Ratio of expenses to average net assets (including
  waivers and reimbursements) ....................................    1.00%(2)
  Ratio of expenses to average net assets (excluding
  waivers and reimbursements) ....................................    1.93%(2)
  Ratio of net investment income to average net assets ...........    0.47%(2)
  Portfolio turnover rate ........................................      85%(3)

*    THE FUND COMMENCED OPERATIONS ON APRIL 29, 2016.

^    AMOUNT REPRESENTS LESS THAN $(0.005).

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2)  ANNUALIZED.

(3)  PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
     ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Community Development Fund (the "Fund") is an open-end investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 12, 2011. The Trust's Agreement and Declaration of Trust permits the Trust to operate separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Currently, the Trust offers one class of shares. The investment objectives of the Fund are to provide current income consistent with the preservation of capital and enable institutional investors that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended, (the "CRA") to claim favorable regulatory consideration of their investment. Community Development Fund Advisors, LLC (the "Adviser"), was organized under the laws of the State of Delaware as a limited liability company on July 25, 2011 and is also registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisors Act of 1940 (the "1940 Act"). Logan Circle Partners L.P. (the "Sub-Adviser") manages the Fund's assets under the direction of the Adviser.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund:

     USE OF ESTIMATES -- The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     The Fund's board of trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Fund's investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Valuation Committee (the "Valuation Committee") to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser's valuation teams. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Fund's board and audit committee also regularly review reports that describe fair value determinations and methods.

     The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

     o Level 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     o Level 2 -- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     o Level 3 -- Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     For the period ended December 31, 2016, there have been no significant changes to the Fund's fair valuation methodology.

     MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES -- The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

     SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

     Amortization and accretion are calculated using the effective interest method. Amortization of premiums and discounts are included in interest income.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES -- In calculating the net asset value ("NAV") per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended December 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the Fund did not incur any interest or penalties.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

     SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS -- The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

3.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or Foreside Fund Officer Services, LLC, an affiliate of the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of Foreside Fund Officer Services, LLC, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, CRA SERVICING, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to a minimum. For the period ended December 31, 2016, the Fund paid $90,000 for these services.

The Fund has adopted a CRA servicing plan (the "CRA Servicing Plan") with respect to Class A Shares that allows such shares to pay the Adviser a fee in connection with the ongoing CRA recordkeeping and compliance services provided to shareholders at an annual rate of up to 0.20% of average daily net assets of the Class A Shares. For the period ended December 31, 2016, the Class A Shares incurred $35,617 of CRA servicing fees, an effective rate of 0.20%.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Class A Shares and for shareholder services provided to the holders of Class A Shares. Under the

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

Distribution Plan, the Fund may pay its distributor up to 0.25% per year of the Fund's average daily net assets attributable to its Class A Shares. For the period ended December 31, 2016, the Class A Shares did not incur any Distribution fees.

UMB Bank, N.A., (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement. UMB Fund Services, Inc. (the "Transfer Agent") serves as the Fund's Transfer Agent pursuant to a transfer agency agreement.

5.  INVESTMENT ADVISORY AGREEMENT

Under the terms of an investment advisory agreement, the Adviser provides or arranges for a third party sub-adviser to provide investment advisory services to the Fund. For its advisory services, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of such Fund's business (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's average daily net assets until April 30, 2017 (the "expense cap"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the expense cap that was in place at the time of such fee reductions or expense reimbursements. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2017. For period ended December 31, 2016, the Fund paid $53,426 for these services. As of December 31, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and/or reimbursed to the Adviser were $167,597, expiring in 2019.

The Adviser pays the Sub-Adviser a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the period ended December 31, 2016, were as follows:

                  PURCHASES:
                    U.S. Government ............   $30,425,626

                  SALES AND MATURITIES:
                     U.S. Government ...........   $21,962,394

7.  FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to the reclassification of paydowns have been reclassified to/(from) the following accounts during the year ended December 31, 2016:

         UNDISTRIBUTED NET       ACCUMULATED NET
         INVESTMENT INCOME        REALIZED LOSS        PAID-IN CAPITAL
         -----------------       ---------------       ---------------
             $19,426                $(19,347)               $(79)

These reclassifications are due to differences between GAAP and tax treatment of paydown gains and losses and tax reclasses of distributions, they have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last fiscal year were as follows:

                                          ORDINARY INCOME
                                          ---------------
                       2016 ...............   $424,761

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

               Post-October Losses* ................   $(199,956)
               Unrealized Depreciation .............    (745,359)
                                                       ----------
               Total Accumulated Losses                 $(945,315)

* UNDER CURRENT TAX LAW, CAPITAL LOSSES REALIZED AFTER OCTOBER 31 AND PRIOR TO THE FUND'S FISCAL YEAR MAY BE DEFERRED AS OCCURRING ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at December 31, 2016, were as follows:

                     AGGREGATE GROSS     AGGREGATE GROSS         NET
         FEDERAL        UNREALIZED          UNREALIZED        UNREALIZED
        TAX COST       APPRECIATION        DEPRECIATION      DEPRECIATION
      -----------   ----------------     ---------------      ------------
      $36,486,701        $18,959            $(764,318)        $(745,359)

8.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

CREDIT RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and GNMA mortgage-backed securities. Investments in these issues may be at risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

9.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Government Portfolio, Class I (the "Fidelity Fund"). The Fidelity Fund invests at least 99.5% of its total assets in cash, U.S. Government securities and/or

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

repurchase agreements that are collateralized fully. The investment objective of the Fidelity Fund is current income with liquidity and stability of principal. The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of December 31, 2016 the percentage of the Funds' net assets invested in the Fidelity Fund was 30.5%.

11. OTHER

At December 31, 2016, 62% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the "SEC") released its Final Rule on Investment Company Reporting Modernization (the "Rule"). The Rule which introduces two new regulatory reporting forms for investment companies -- Form N-PORT and Form N-CEN -- also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolio's current financial statement presentation and expects that the Portfolio will be able to comply with the Rule's Regulation S-X amendments by the August 1, 2017 compliance date.

13. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of The Community Development Fund

We have audited the accompanying statement of assets and liabilities of The Community Development Fund (the "Fund"), including the schedule of investments, as of December 31, 2016, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period April 29, 2016 (commencement of operations) to December 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers or by other appropriate audit procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Development Fund as of December 31, 2016, the results of its operations, the changes in its net assets, and its financial highlights for the period April 29, 2016 to December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2017

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Trustees and Officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-445-4405.

---------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                            PRINCIPAL      PORTFOLIOS IN
    NAME,             POSITION(S)      TERM OF OFFICE     OCCUPATION(S)    TRUST COMPLEX
   ADDRESS,           HELD WITH        AND LENGTH OF       DURING PAST      OVERSEEN BY    OTHER DIRECTORSHIPS
YEAR OF BIRTH        THE COMPANY       TIME SERVED(1)      FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------
Kenneth H.          President,          Since 2015      Bank Consultant         1          Board member of the
Thomas, Ph.D.       Chief Executive                     (August 1975 --                    NorthEast Community
(1947)              Officer and                         Present).                          Bank, NorthEast
                    Secretary                                                              Community Bancorp,
                                                                                           Inc., and NorthEast
                                                                                           Community Bancorp,
                                                                                           MHC.
---------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------
Antonio L. Argiz                        Since 2015      Chairman of the         1                None.
(1952)                                                  Board and CEO of
                                                        Morrison, Brown,
                                                        Argiz & Farra, LLC
                                                        ("MBAF").
---------------------------------------------------------------------------------------------------------------
Ronald Lindhart                         Since 2015     Chief Executive,         1               None.
(1956)                                                 Banking Strategies
                                                       International, LLC,
                                                       Since 2012.
---------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                           PRINCIPAL       PORTFOLIOS IN
     NAME,            POSITION(S)      TERM OF OFFICE     OCCUPATION(S)    TRUST COMPLEX
   ADDRESS,           HELD WITH        AND LENGTH OF       DURING PAST      OVERSEEN BY    OTHER DIRECTORSHIPS
YEAR OF BIRTH        THE COMPANY       TIME SERVED(1)      FIVE YEARS         TRUSTEE        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------
Kenneth H.          President,          Since 2015      Bank Consultant        N/A         Board member
Thomas, Ph.D.       Chief Executive                     (August 1975 --                    of the NorthEast
(1947)              Officer and                         Present).                          Community
                    Secretary                                                              Bank, NorthEast
                                                                                           Community
                                                                                           Bancorp, Inc.,
                                                                                           and NorthEast
                                                                                           Community
                                                                                           Bancorp, MHC.
---------------------------------------------------------------------------------------------------------------
James Nash          Chief               Since 2015      Foreside Fund          N/A         None.
(1981)              Compliance                          Officer Services,
                    Officer and                         LLC, Fund Chief
                    Anti-Money                          Compliance Officer
                    Laundering                          (January 2016 --
                    Officer                             Present); JPMorgan
                                                        Chase & Co., Senior
                                                        Associate, Regulatory
                                                        Administration
                                                        Advisor (June 2014
                                                        -- January 2016); and
                                                        Linedata Services,
                                                        Product Analyst
                                                        (July 2011 -- June
                                                        2014).
---------------------------------------------------------------------------------------------------------------
Eric                Treasurer and       Since 2015      Director of Fund       N/A         None.
Kleinschmidt        Chief Financial                     Accounting, SEI
(1968)              Officer                             Investments (2004 --
                                                        Present).
---------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                             BEGINNING      ENDING                     EXPENSES
                              ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                               VALUE         VALUE        EXPENSE       DURING
                              7/1/16       12/31/16        RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ..........   $1,000.00     $  969.40        1.00%        $4.95

HYPOTHETICAL 5% RETURN
Class A Shares ..........    1,000.00      1,020.11        1.00          5.08
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

THE COMMUNITY DEVELOPMENT FUND                                 DECEMBER 31, 2016

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

At December 31, 2016, The Community Development Fund hereby designates $424,682 as ordinary income dividends. The Community Development Fund designates $0 as corporate dividends received deduction. In addition, The Community Development Fund designated $0 as long-term capital gain distributions for the purpose of the dividend paid deduction on its Federal income tax return.

As created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the amount of dividend income that qualifies as "Qualifying Dividend Income" is $0 for The Community Development Fund. It is the intention for the Fund to designate the maximum amount permitted by law.

As created by the American Jobs Creation Act of 2004, "Qualified Interest Income" represents the amount of qualifying interest that is exempt from U.S. Withholding tax when paid to foreign investors. The Community Development Fund hereby designates $184,419 as qualified interest income.

As created by the American Jobs Creation Act of 2004, "Short-Term Capital Gain Dividends" represents the amount of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. The Community Development Fund hereby designates $321,621 as short term capital gain dividends.

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts for state income. The Community Development Fund hereby designates $2,103 as U.S. government interest.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

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

                                FUND INFORMATION

     REGISTERED OFFICE           P.O. Box 2175
                                 Milwaukee, WI 53201

     INVESTMENT ADVISER          Community Development Fund Advisors, LLC
                                 6255 Chapman Field Drive
                                 Miami, Florida 33156

     DISTRIBUTOR                 Foreside Fund Services, LLC
                                 Three Canal Plaza, Suite 100
                                 Portland, ME 04101

     ADMINISTRATOR               SEI Investments Global Funds Services
                                 One Freedom Valley Drive
                                 Oaks, PA 19456

     LEGAL COUNSEL               Morgan, Lewis & Bockius LLP
                                 1701 Market Street
                                 Philadelphia, PA 19103

     CUSTODIAN                   UMB Bank, N.A.
                                 1010 Grand Avenue
                                 Kansas City, Missouri 64106

     TRANSFER AGENT              UMB Fund Services, Inc.
                                 235 West Galena Street
                                 Milwaukee, WI 53212

     INDEPENDENT REGISTERED      Tait, Weller & Baker LLP
     PUBLIC ACCOUNTING FIRM      1818 Market Street
                                 Philadelphia, PA 19103


                  COMMUNITY
                  DEVELOPMENT             www.CommunityDevelopmentFund.com
[LOGO OMITTED]    FUND ADVISORS           6255 Chapman Field Drive, Miami, FL 33156
HELPING DEVELOP AMERICA'S COMMUNITIES     T: 305.663.0100 800.203.0209 F: 305.665.2203

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The Registrant's Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Antonio L. Argiz is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Tait, Weller & Baker LLP related to the Registrant.

Tait, Weller & Baker LLP billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2016 as follows:

--------------------------------------------------------------------------------
                                       FISCAL 2016
--------------------------------------------------------------------------------
                 All fees and         All fees and         All other fees
                 services to the      services to          and services to
                 Registrant that      service              service
                 were pre-            affiliates that      affiliates that
                 approved             were pre-            did not require
                                      approved             pre-approval
--------------------------------------------------------------------------------
(a) Audit           $12,000                 $0                    N/A
    Fees
--------------------------------------------------------------------------------
(b) Audit-            $0                    $0                    N/A
    Related
    Fees
--------------------------------------------------------------------------------
(c) Tax             $2,000                  $0                    N/A
    Fees
--------------------------------------------------------------------------------
(d) All               $0                   $0                     N/A
    Other
    Fees
--------------------------------------------------------------------------------

(e)(1) The Trust's Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

               --------------------------------------------
                                            FISCAL 2016
               --------------------------------------------
               Audit-Related Fees                 0%
               --------------------------------------------
               Tax Fees                           0%
               --------------------------------------------
               All Other Fees                     0%
               --------------------------------------------

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Tait, Weller & Baker LLP for the fiscal year 2016 were $2,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d
-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a -2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(b)) also accompany this filing as exhibits.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  The Community Development Fund

By (Signature and Title)                     /s/ Kenneth H. Thomas, Ph.D.
                                             -----------------------------------
                                             Kenneth H. Thomas, Ph.D., President
Date: March 9, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Kenneth H. Thomas, Ph.D.
                                             -----------------------------------
                                             Kenneth H. Thomas, Ph.D., President

Date: March 9, 2017


By (Signature and Title)                     /s/ Eric Kleinschmidt
                                             -----------------------------------
                                             Eric Kleinschmidt
                                             Treasurer & CFO
Date: March 9, 2017